Label	Element	Value
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SIMT GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation with less volatility than the broad global equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). The Fund also may use futures contracts and forward contracts.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). This approach is intended to manage the risk characteristics of the Fund. The Fund seeks to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Sub-Advisers believe will produce a less volatile return than the market over time. Each Sub-Adviser effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

In managing the Fund's currency exposure from foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same type of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.15% (03/31/13) Worst Quarter: -9.64% (12/31/18)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | MSCI World Index Return (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index Return (net) (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2006
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
Annual Return 2010	rr_AnnualReturn2010	7.10%
Annual Return 2011	rr_AnnualReturn2011	4.14%
Annual Return 2012	rr_AnnualReturn2012	11.47%
Annual Return 2013	rr_AnnualReturn2013	19.00%
Annual Return 2014	rr_AnnualReturn2014	13.31%
Annual Return 2015	rr_AnnualReturn2015	5.46%
Annual Return 2016	rr_AnnualReturn2016	6.93%
Annual Return 2017	rr_AnnualReturn2017	16.86%
Annual Return 2018	rr_AnnualReturn2018	(6.80%)
Annual Return 2019	rr_AnnualReturn2019	19.52%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.52%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.98%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.42%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.43%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2006
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.28%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.81%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.16%	[1]
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.01%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.38%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[1]

[1]	The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.